Basis of preparation (Tables)	6 Months Ended
Dec. 31, 2019
Basis of preparation
Schedule of impact of adoption of IFRS 16
	30 June	IFRS 16	1 July
	2019	Impact	2019
	Rm	Rm	Rm
Statement of financial position
Assets
Property, plant and equipment	233 549	(7 417)	226 132
Assets under construction	127 764	(71)	127 693
Right of use assets	–	16 045	16 045
Goodwill and other intangible assets	3 357	–	3 357
Equity accounted investments	9 866	–	9 866
Post-retirement benefit assets	1 274	–	1 274
Deferred tax assets	8 563	–	8 563
Other long-term assets	7 580	(191)	7 389
Non-current assets	391 953	8 366	400 319
Assets in disposal groups held for sale	2 554	–	2 554
Inventories	29 646	–	29 646
Trade and other receivables	29 308	(13)	29 295
Short-term financial assets	630	–	630
Cash and cash equivalents	15 877	–	15 877
Current assets	78 015	(13)	78 002
Total assets	469 968	8 353	478 321
Equity and liabilities
Shareholders’ equity	219 910	(290)	219 620
Non-controlling interests	5 885	–	5 885
Total equity	225 795	(290)	225 505
Long-term debt	127 350	(1 005)	126 345
Lease liabilities	7 445	7 933	15 378
Long-term provisions	17 622	–	17 622
Post-retirement benefit obligations	12 708	–	12 708
Long-term deferred income	924	(152)	772
Long-term financial liabilities	1 440	624	2 064
Deferred tax liabilities	27 586	(111)	27 475
Non-current liabilities	195 075	7 289	202 364
Liabilities in disposal groups held for sale	488	–	488
Short-term debt	3 783	1 383	5 166
Short-term financial liabilities	765	–	765
Other current liabilities	44 004	(29)	43 975
Bank overdraft	58	–	58
Current liabilities	49 098	1 354	50 452
Total equity and liabilities	469 968	8 353	478 321